INTERNAL-USE SOFTWARE, NET (Details) - OLD PlayStudios, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Internal-use software	$ 109,106		$ 103,041	$ 75,781
Less: accumulated amortization	(69,032)		(64,285)	(44,787)
Total internal-use software, net	40,074		38,756	30,994
Capitalized internal-use software development costs	6,900	$ 5,900	25,800	21,900	$ 22,200
Amortization expense associated with its capitalized internal-use software development costs	5,200	4,300	18,700	21,100	13,100
Accelerated amortization				4,700
Loss on disposal					1,300
Termination fee					2,000
Impairment of internal sue software	$ 0	$ 0	$ 0	$ 0	$ 0